AST PRUDENTIAL CORE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments — 99.7%
Asset-Backed Securities — 24.4%
Automobiles — 1.9%
AmeriCredit Automobile Receivables Trust,
Series 2019-02, Class C
2.740%	04/18/25		2,349	$2,413,287
Series 2020-02, Class C
1.480%	02/18/26		875	886,894
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C
1.320%	07/15/25		493	498,224
Ford Credit Auto Owner Trust,
Series 2020-02, Class B, 144A
1.490%	04/15/33		4,530	4,529,442
Series 2021-01, Class C, 144A
1.910%	10/17/33		1,048	1,048,451
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27		3,606	3,609,793
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25		3,060	3,069,738
JPMorgan Chase Bank, NA,
Series 2020-01, Class D, 144A
1.886%	01/25/28		1,277	1,286,318
Series 2021-02, Class D, 144A
1.138%	12/26/28		1,400	1,400,414
Series 2021-03, Class D, 144A
1.009%	02/26/29		677	676,436
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class B, 144A
3.710%	04/14/25		2,513	2,527,758
Series 2019-01A, Class A, 144A
3.630%	09/14/27		6,064	6,499,707
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25		1,202	1,214,367
Series 2021-01, Class D
1.130%	11/16/26		4,917	4,929,036
Series 2021-02, Class D
1.350%	07/15/27		4,153	4,168,581
				38,758,446
Collateralized Loan Obligations — 18.5%
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.524%(c)	04/20/32		8,196	8,211,294
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.226%(c)	07/15/31		2,732	2,733,365
Anchorage Capital Europe CLO Ltd. (Ireland),
Series 4A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
0.870%(c)	04/25/34	EUR	4,507	5,191,256
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Ares CLO Ltd. (Cayman Islands),
Series 2020-56A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.405%(c)	10/25/31		8,196	$8,196,932
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
0.770%(c)	04/15/32	EUR	15,024	17,349,066
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.406%(c)	07/15/29		1,365	1,365,000
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.222%(c)	10/17/32		11,250	11,250,000
Series 2019-03A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
1.474%(c)	10/21/32		5,463	5,464,066
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.454%(c)	10/20/31		21,854	21,858,882
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
1.416%(c)	10/15/33		13,659	13,660,209
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
1.174%(c)	07/17/28		2,003	2,002,535
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.194%(c)	05/17/31		2,732	2,731,222
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
1.466%(c)	10/15/32		1,000	1,000,800
BNPP AM Euro CLO BV (Netherlands),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.600%(c)	04/15/31	EUR	5,463	6,311,477
Carlyle Euro CLO DAC (Ireland),
Series 2017-02A, Class A1R, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)
0.630%(c)	08/15/30	EUR	17,484	20,208,730
Carlyle Euro CLO Ltd. (Ireland),
Series 2021-02A, Class A1, 144A
—%(p)	10/15/35	EUR	10,000	11,583,500
CBAM Ltd. (Cayman Islands),
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
1.494%(c)	10/20/32		5,463	5,465,857
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.314%(c)	07/20/34		6,556	6,550,095
A1

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
1.174%(c)	04/20/31		3,825	$3,823,863
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.270%(c)	07/15/34		7,103	7,103,340
Elevation CLO Ltd. (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.246%(c)	07/15/31		5,463	5,459,494
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.136%(c)	04/15/31		8,196	8,194,763
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.266%(c)	04/15/34		5,463	5,463,943
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.314%(c)	10/20/31		4,371	4,373,047
Series 2020-03RA, Class A1R, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
1.428%(c)	04/15/33		5,463	5,472,568
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.900%(c)	04/25/34	EUR	2,732	3,159,773
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.650%(c)	07/15/31	EUR	6,556	7,552,241
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A
—%(p)	10/20/34		10,625	10,622,344
KKR CLO Ltd. (Cayman Islands),
Series 30A, Class A1, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.634%(c)	10/17/31		8,004	8,005,818
KVK CLO Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A
—%(p)	10/15/34		3,000	2,999,250
Madison Park Funding Ltd. (Cayman Islands),
Series 2012-10A, Class AR3, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.144%(c)	01/20/29		10,741	10,739,835
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.245%(c)	04/25/32		3,825	3,822,102
MidOcean Credit CLO (Cayman Islands),
Series 2019-10A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.528%(c)	10/23/32		22,673	22,646,971
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A
—%(p)	10/12/30		4,371	4,370,880
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.246%(c)	07/15/31		5,463	$5,462,007
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.205%(c)	04/26/31		8,249	8,248,887
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
1.214%(c)	04/17/31		13,457	13,452,781
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.144%(c)	07/17/29		5,215	5,213,871
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.264%(c)	01/17/31		2,185	2,185,527
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.226%(c)	07/16/31		3,278	3,278,741
PPM CLO Ltd. (United Kingdom),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.276%(c)	07/15/31		5,463	5,461,354
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.294%(c)	10/20/31		8,196	8,193,297
Signal Peak CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.235%(c)	04/25/31		8,196	8,193,608
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.195%(c)	01/26/31		2,185	2,187,197
St. Paul’s CLO DAC (Ireland),
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
0.710%(c)	02/20/30	EUR	10,927	12,652,945
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A
—%(p)	10/29/34		4,750	4,750,000
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.305%(c)	07/25/34		5,463	5,462,945
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.374%(c)	01/17/30		3,657	3,658,319
Trimaran Cavu Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.348%(c)	04/23/32		11,338	11,347,245

A2

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.335%(c)	01/25/31		2,732	$2,733,313
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.284%(c)	01/17/31		3,032	3,032,846
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.234%(c)	07/17/31		4,781	4,784,822
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
1.474%(c)	07/20/32		5,463	5,465,794
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.076%(c)	04/15/29		7,572	7,566,985
				388,277,002
Consumer Loans — 0.9%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	710	564,087
Lendmark Funding Trust,
Series 2018-02A, Class A, 144A
4.230%	04/20/27		819	820,638
Series 2019-01A, Class A, 144A
3.000%	12/20/27		2,950	2,999,597
Series 2019-02A, Class A, 144A
2.780%	04/20/28		2,131	2,176,665
Series 2021-01A, Class A, 144A
1.900%	11/20/31		3,606	3,623,101
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		1,272	1,296,539
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		2,459	2,491,340
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		2,131	2,165,808
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28		1,019	1,021,721
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.936%(c)	02/25/23		803	804,977
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.736%(c)	08/25/25		983	981,664
				18,946,137
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Credit Cards — 0.5%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30		2,842	$3,293,891
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-01A, Class A1, 144A, 1 Month SONIA + 0.970% (Cap N/A, Floor 0.000%)
1.020%(c)	03/15/29	GBP	1,529	2,070,846
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)
1.150%(c)	03/15/29		1,421	1,432,127
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, 1 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)
1.450%(c)	11/15/28	GBP	2,756	3,768,882
				10,565,746
Equipment — 0.2%
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		3,770	3,933,405
Home Equity Loans — 0.2%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
0.726%(c)	05/25/34		434	428,239
Asset-Backed Funding Certificates Trust,
Series 2004-OPT02, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.825%)
0.911%(c)	08/25/33		55	55,245
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
1.586%(c)	03/25/43		258	260,472
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.480%)
0.566%(c)	01/25/34		1,271	1,232,631
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.786%(c)	09/25/34		386	378,687
Series 2004-WMC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.986%(c)	04/25/34		713	699,353
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.106%(c)	10/25/33		44	44,160
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-NC01, Class M1, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.575%)
1.661%(c)	11/25/32		115	115,420

A3

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
0.726%(c)	08/25/33		366	$363,415
				3,577,622
Manufactured Housing — 0.1%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58		2,178	2,208,995
Other — 0.4%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.886%(c)	06/25/24		8,413	8,327,045
Residential Mortgage-Backed Securities — 0.6%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.686%(c)	02/25/34		97	92,819
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
0.866%(c)	10/25/34		290	289,119
Countrywide Asset-Backed Certificates,
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.136%(c)	11/25/34		229	229,485
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
4.117%(cc)	05/25/35		28	28,618
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59		732	732,795
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59		1,358	1,359,087
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month LIBOR + 2.475% (Cap N/A, Floor 2.475%)
2.561%(c)	06/25/34		335	335,877
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
1.931%(c)	01/25/35		322	326,145
Structured Asset Investment Loan Trust,
Series 2004-07, Class A7, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
0.926%(c)	08/25/34		75	75,360
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
1.026%(c)	09/25/34		870	869,464
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
3.000%(c)	04/16/23	EUR	7,098	7,112,385
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Towd Point Mortgage Trust,
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.086%(c)	10/25/59		749	$754,583
				12,205,737
Student Loans — 1.1%
Earnest Student Loan Program LLC,
Series 2017-A, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.086%(c)	01/25/41		105	104,809
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		2,775	2,863,377
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		674	685,871
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
0.000%(cc)	12/15/45		3,226	3,336,733
Series 2019-D, Class 1PT, 144A
2.823%(cc)	01/16/46		5,236	5,412,576
Series 2019-F, Class PT1, 144A
3.932%(cc)	02/15/45		4,655	4,762,749
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		2,639	2,687,486
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		3,934	4,037,542
				23,891,143

Total Asset-Backed Securities (cost $511,616,986)				510,691,278
Bank Loans — 0.4%
Media — 0.0%
Diamond Sports Group LLC,
Term Loan, 1 Month LIBOR + 3.250%
3.340%(c)	08/24/26		1,522	946,955
Oil & Gas — 0.0%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
10.000%(c)	11/01/25		270	295,920
Retail — 0.4%
EG Finco Ltd. (United Kingdom),
Facility B Loan, 3 Month EURIBOR + 4.000% (Cap N/A, Floor 0.000%)
4.000%(c)	02/07/25	EUR	1,726	1,987,417
Term B, 3 Month GBP LIBOR + 4.750%
4.832%(c)	02/06/25	GBP	782	1,047,140

A4

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Bank Loans (continued)
Retail (cont’d.)
EG Group Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 1 - 6 Month EURIBOR + 7.000% (Cap N/A, Floor 0.000%)
7.000%(c)	04/30/27	EUR	4,300	$5,030,714
				8,065,271

Total Bank Loans (cost $9,689,167)				9,308,146
Commercial Mortgage-Backed Securities — 15.0%
BANK,
Series 2018-BN13, Class A4
3.953%	08/15/61		6,174	6,858,785
Series 2019-BN20, Class A2
2.758%	09/15/62		9,288	9,682,764
Barclays Commercial Mortgage Securities Trust,
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)
0.806%(c)	03/15/37		3,735	3,723,326
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4
2.661%	08/15/52		7,649	7,907,076
Benchmark Mortgage Trust,
Series 2018-B02, Class A4
3.615%	02/15/51		4,125	4,519,125
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52		15,292	15,816,491
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50		4,917	5,256,769
Series 2019-CD08, Class A3
2.657%	08/15/57		13,659	14,178,118
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49		9,810	10,391,842
Series 2016-C07, Class A2
3.585%	12/10/54		7,283	7,815,120
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4
4.131%	11/10/46		3,699	3,942,386
Series 2015-GC31, Class A3
3.497%	06/10/48		12,016	12,978,630
Series 2017-C04, Class A3
3.209%	10/12/50		5,354	5,703,438
Series 2019-GC41, Class A4
2.620%	08/10/56		5,463	5,711,676
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46		3,588	3,810,489
Series 2014-CR20, Class A3
3.326%	11/10/47		8,566	9,012,682
Series 2014-UBS04, Class A3
3.430%	08/10/47		2,252	2,325,712
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2014-UBS06, Class A4
3.378%	12/10/47	4,371	$4,628,063
Series 2015-DC01, Class A4
3.078%	02/10/48	8,196	8,518,856
Series 2015-LC21, Class A3
3.445%	07/10/48	10,335	10,936,550
Series 2015-LC23, Class A3
3.521%	10/10/48	7,376	7,833,008
Series 2016-COR01, Class A3
2.826%	10/10/49	6,556	6,862,117
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	11,834	12,414,960
Series 2017-CX10, Class A4
3.191%	11/15/50	4,166	4,420,011
Series 2018-CX12, Class A3
3.959%	08/15/51	3,825	4,236,325
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	6,174	6,488,057
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.470%(cc)	05/25/22	21,459	114,520
Series K021, Class X1, IO
1.508%(cc)	06/25/22	11,915	48,280
Series K024, Class X1, IO
0.898%(cc)	09/25/22	19,358	118,051
Series K025, Class X1, IO
0.907%(cc)	10/25/22	15,839	107,948
Series K052, Class X1, IO
0.781%(cc)	11/25/25	68,028	1,613,817
Series K055, Class X1, IO
1.491%(cc)	03/25/26	14,657	771,465
Series K075, Class AM
3.650%(cc)	02/25/28	4,412	4,987,714
Series K097, Class X1, IO
1.218%(cc)	07/25/29	27,280	2,079,299
Series Q001, Class XA, IO
2.143%(cc)	02/25/32	14,853	1,564,211
Series W5FX, Class AFX
3.336%(cc)	04/25/28	1,502	1,658,233
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47	4,327	4,547,630
Series 2019-GC42, Class A3
2.749%	09/01/52	12,020	12,527,755
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C07, Class A3
2.655%	02/15/46	2,905	2,933,136
Series 2013-C08, Class A3
2.863%	12/15/48	2,128	2,153,770
Series 2013-C09, Class A3
2.834%	05/15/46	5,739	5,856,940
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A4
3.596%	12/15/49	2,732	2,990,400

A5

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-H07, Class A3
3.005%	07/15/52	2,895	$3,051,938
UBS Commercial Mortgage Trust,
Series 2018-C08, Class ASB
3.903%	02/15/51	5,560	6,077,921
Series 2018-C12, Class A4
4.030%	08/15/51	6,282	7,014,526
Series 2019-C16, Class A3
3.344%	04/15/52	5,463	5,919,047
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46	1,340	1,361,916
Series 2013-C06, Class A3
2.971%	04/10/46	6,244	6,392,586
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	1,894	1,962,515
Series 2015-LC20, Class A4
2.925%	04/15/50	8,196	8,556,171
Series 2016-C37, Class A4
3.525%	12/15/49	3,169	3,443,605
Series 2017-C38, Class A4
3.190%	07/15/50	5,190	5,608,078
Series 2017-C39, Class ASB
3.212%	09/15/50	3,770	4,010,664
Series 2017-C41, Class A3
3.210%	11/15/50	8,196	8,675,671
Series 2019-C49, Class A3
3.749%	03/15/52	7,213	7,876,690
Series 2019-C52, Class A4
2.643%	08/15/52	3,496	3,630,549

Total Commercial Mortgage-Backed Securities (cost $299,496,128)			313,627,422
Corporate Bonds — 35.8%
Aerospace & Defense — 0.5%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.825%	03/01/59	2,485	2,446,238
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.125%	06/15/26(a)	342	358,851
7.500%	03/15/25	2,786	2,847,495
7.875%	04/15/27	1,784	1,849,694
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	1,636	1,862,438
			9,364,716
Agriculture — 0.1%
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
7.000%	08/04/41	679	905,066
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	1,667	$1,667,806
			2,572,872
Airlines — 0.5%
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	427	450,106
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	3,628	4,242,351
United Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25(a)	1,706	1,801,376
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	1,470	1,487,578
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	1,285	1,321,116
4.625%	04/15/29	284	293,592
			9,596,119
Auto Manufacturers — 1.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
9.625%	04/22/30(a)	1,092	1,548,703
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	675	670,433
3.350%	11/01/22	8,630	8,781,111
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43	1,994	2,682,348
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	06/30/22	6,829	6,955,290
4.300%	07/13/25	1,413	1,548,257
Sr. Unsec’d. Notes
2.900%	02/26/25	424	444,766
5.650%	01/17/29	505	607,223
			23,238,131
Auto Parts & Equipment — 0.1%
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	273	281,492
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22	892	906,943
			1,188,435

A6

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks — 11.9%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
1.239%(c)	04/12/23	400	$405,082
Sr. Unsec’d. Notes
1.849%	03/25/26	2,800	2,835,073
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	5,949	6,310,447
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)	5,016	5,127,836
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	3,724	3,584,257
2.496%(ff)	02/13/31	7,597	7,687,826
3.194%(ff)	07/23/30	3,931	4,188,993
3.824%(ff)	01/20/28	4,401	4,859,786
4.271%(ff)	07/23/29	551	624,785
Sub. Notes, MTN
4.450%	03/03/26	3,482	3,899,956
Sub. Notes, Series L, MTN
3.950%	04/21/25	4,685	5,105,720
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	2,994	3,482,415
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	3,005	2,957,260
2.219%(ff)	06/09/26	3,567	3,661,286
2.871%(ff)	04/19/32	2,530	2,584,641
3.375%	01/09/25	1,140	1,215,606
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	298	305,584
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	1,752	1,772,082
2.572%(ff)	06/03/31	11,910	12,132,911
2.976%(ff)	11/05/30	5,384	5,662,959
3.668%(ff)	07/24/28	1,092	1,200,894
3.700%	01/12/26	1,060	1,164,073
3.887%(ff)	01/10/28	842	930,703
Sub. Notes
4.600%	03/09/26	585	661,272
4.750%	05/18/46	2,096	2,639,621
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.800%	06/09/23	3,035	3,195,663
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	3,286	3,349,724
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	1,476	1,500,264
Discover Bank,
Sr. Unsec’d. Notes
3.350%	02/06/23	3,199	3,315,448
First Horizon Corp.,
Sr. Unsec’d. Notes
3.550%	05/26/23	3,705	3,867,867
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	11/10/26(oo)	565	$627,176
Sr. Unsec’d. Notes
2.615%(ff)	04/22/32	7,059	7,142,300
3.500%	11/16/26	2,535	2,742,545
3.750%	02/25/26	706	774,019
3.850%	01/26/27	2,103	2,310,490
Sr. Unsec’d. Notes, MTN
2.383%(ff)	07/21/32	2,125	2,105,014
Sub. Notes
6.750%	10/01/37	875	1,252,590
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.292%(ff)	09/12/26	1,000	1,102,485
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.550%	04/09/24	1,000	1,071,278
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	3,309	3,455,155
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.599%(c)	01/30/22(oo)	1,162	1,165,710
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%
3.926%(c)	11/01/21(oo)	4,343	4,352,938
Sr. Unsec’d. Notes
2.580%(ff)	04/22/32	2,138	2,171,222
3.200%	06/15/26	3,240	3,497,460
3.509%(ff)	01/23/29	715	778,263
3.782%(ff)	02/01/28	2,772	3,056,587
3.964%(ff)	11/15/48	2,016	2,344,828
4.005%(ff)	04/23/29	13,014	14,558,442
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27	3,278	3,604,973
Morgan Stanley,
Sr. Unsec’d. Notes
3.217%(ff)	04/22/42	332	347,120
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	125	122,874
3.772%(ff)	01/24/29	1,972	2,183,182
3.875%	01/27/26	603	666,494
4.431%(ff)	01/23/30	11,621	13,408,337
5.597%(ff)	03/24/51	1,236	1,833,645
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26	4,456	4,795,852
3.591%(ff)	07/22/28	1,123	1,233,753
Sub. Notes, GMTN
4.350%	09/08/26	3,825	4,313,232
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25	1,841	1,986,670
People’s United Bank NA,
Sub. Notes
4.000%	07/15/24	550	587,363

A7

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24	7,103	$7,594,524
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.696%	07/16/24	8,196	8,600,451
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%
4.632%(c)	09/30/24	10,350	10,385,539
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23	3,983	4,065,802
3.126%(ff)	08/13/30	4,229	4,493,695
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	24,312	25,075,082
			250,037,124
Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.450%	01/23/39	2,459	3,187,234
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31	1,640	1,613,747
			4,800,981
Building Materials — 0.1%
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	2,732	3,053,589
Chemicals — 0.5%
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44	1,398	1,775,131
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43	1,065	1,368,532
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	983	1,032,593
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
5.250%	01/15/45	2,037	2,682,728
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26	887	899,338
5.875%	03/27/24	1,125	1,183,311
6.500%	09/27/28	870	961,752
			9,903,385
Commercial Services — 0.7%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26	3,109	3,364,814
7.000%	10/15/37	1,120	1,661,883
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25		1,202	$1,255,821
IHS Markit Ltd.,
Sr. Unsec’d. Notes
4.125%	08/01/23		2,732	2,895,604
Loxam SAS (France),
Sr. Sub. Notes
4.500%	04/15/27	EUR	601	701,068
5.750%	07/15/27	EUR	1,039	1,254,676
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		675	682,908
4.875%	01/15/28		1,092	1,155,173
5.250%	01/15/30(a)		1,639	1,791,447
				14,763,394
Diversified Financial Services — 0.6%
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)		1,135	1,156,020
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24		2,732	2,974,878
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		2,675	2,886,209
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43		558	772,368
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27		500	523,934
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31		1,037	1,032,261
OneMain Finance Corp.,
Gtd. Notes
8.250%	10/01/23		1,863	2,084,760
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		1,243	1,183,663
				12,614,093
Electric — 2.1%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/47		2,544	2,737,734
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44		1,257	1,609,911
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26		1,319	1,356,454
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		99	97,553

A8

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
5.000%	02/01/31	155	$154,973
5.125%	03/15/28	3,278	3,319,896
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
3.950%	03/01/48	956	1,129,202
Commonwealth Edison Co.,
First Mortgage
4.000%	03/01/48(a)	1,257	1,478,711
6.450%	01/15/38	1,153	1,674,407
Consumers Energy Co.,
First Mortgage
4.050%	05/15/48	2,005	2,383,547
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24	4,887	5,104,822
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	1,109	1,236,428
Entergy Louisiana LLC,
Collateral Trust Bond
4.000%	03/15/33	757	870,242
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25	1,153	1,200,969
Sr. Unsec’d. Notes, 144A, MTN
6.750%	08/06/23	400	412,855
Evergy Metro, Inc.,
Mortgage
4.200%	03/15/48	1,476	1,784,861
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	325	415,889
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series HE
8.625%	06/15/29	545	794,867
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30	1,945	1,955,535
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	1,303	1,460,870
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	2,446	2,740,501
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	2,513	2,674,195
Gtd. Notes, 144A
3.375%	02/15/29(a)	328	323,465
3.625%	02/15/31(a)	928	911,887
3.875%	02/15/32	350	346,070
PECO Energy Co.,
First Mortgage
3.700%	09/15/47	361	411,153
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41		615	$681,974
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47		1,939	2,074,256
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41(a)		560	688,098
Vistra Operations Co. LLC,
Gtd. Notes, 144A (original cost $1,677,820; purchased 06/06/19 - 08/09/19)
5.000%	07/31/27(f)		1,666	1,720,798
				43,752,123
Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		1,000	1,034,752
4.250%	10/31/26		1,015	1,082,582
				2,117,334
Foods — 0.9%
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	4,371	5,786,419
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	2,622	3,454,283
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.750%	02/15/28		1,092	1,184,051
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30		847	942,368
Kraft Heinz Foods Co.,
Gtd. Notes
4.625%	10/01/39		511	596,821
4.875%	10/01/49		3,297	4,014,735
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44		1,320	1,509,281
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
4.250%	04/15/31		928	992,321
5.875%	09/30/27		245	259,827
				18,740,106
Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.375%	12/01/25		1,978	2,461,580
Gas — 0.2%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41(a)		656	902,349

A9

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas (cont’d.)
NiSource, Inc.,
Sr. Unsec’d. Notes
3.950%	03/30/48		1,754	$1,995,030
Southwest Gas Corp.,
Sr. Unsec’d. Notes
2.200%	06/15/30		1,271	1,259,481
				4,156,860
Healthcare-Products — 0.5%
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	2,601	3,033,187
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	918	1,077,743
1.625%	03/07/31	EUR	160	203,813
1.625%	10/15/50	EUR	839	996,870
2.250%	03/07/39	EUR	539	724,908
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,000	1,000,000
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	1,285	1,525,877
1.875%	10/01/49	EUR	833	1,016,740
				9,579,138
Healthcare-Services — 2.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37		1,229	1,795,814
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39		1,368	1,466,119
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24		5,652	5,945,942
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29		4,644	5,187,940
5.000%	03/15/24		5,463	5,991,946
5.125%	06/15/39		1,229	1,518,125
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30		4,434	4,432,876
Humana, Inc.,
Sr. Unsec’d. Notes
3.125%	08/15/29		4,163	4,437,292
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		1,092	1,332,491
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.800%	06/30/31		3,647	3,806,106
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
5.125%	11/01/27(a)		3,573	$3,735,349
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.050%	05/15/41		1,199	1,240,751
4.625%	11/15/41		1,836	2,301,367
				43,192,118
Home Builders — 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27		475	499,458
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		983	1,004,725
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		664	757,257
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30(a)		1,314	1,414,607
				3,676,047
Household Products/Wares — 0.1%
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26	EUR	1,229	1,452,357
Insurance — 0.9%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.500%	07/16/44		891	1,087,900
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
3.375%	03/03/31		2,185	2,268,822
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	1,147	1,385,399
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		8,332	9,684,762
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		1,177	1,658,915
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43		404	488,905
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		128	159,388
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		819	1,122,739
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		486	628,251

A10

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
6.850%	12/16/39	134	$200,210
			18,685,291
Lodging — 0.4%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27	1,003	1,055,624
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32	1,571	1,548,551
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24	2,459	2,524,591
3.500%	08/18/26	847	867,070
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30	745	852,145
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25	1,100	1,184,263
			8,032,244
Machinery-Diversified — 0.1%
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32	1,700	1,683,177
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	1,065	1,065,000
			2,748,177
Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30	1,005	1,050,581
5.375%	06/01/29	546	589,973
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.050%	03/30/29	9,206	10,751,328
5.375%	05/01/47	661	791,773
6.384%	10/23/35	2,349	3,085,285
6.484%	10/23/45	546	741,105
Comcast Corp.,
Gtd. Notes
3.450%	02/01/50	1,039	1,103,983
3.750%	04/01/40	3,754	4,225,299
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	6,826	6,908,643
3.150%	08/15/24	1,369	1,449,888
Discovery Communications LLC,
Gtd. Notes
4.000%	09/15/55	1,349	1,410,951
			32,108,809
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining — 0.1%
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40	465	$649,425
7.500%	07/27/35	500	715,800
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	07/15/41(a)	952	1,271,567
			2,636,792
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23	530	544,365
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25	1,092	1,335,501
			1,879,866
Oil & Gas — 2.1%
Antero Resources Corp.,
Gtd. Notes, 144A
8.375%	07/15/26	470	532,357
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	354	365,548
9.000%	11/01/27	78	106,860
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	06/22/25(oo)	4,692	5,003,719
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	590	575,367
5.400%	06/15/47	481	591,987
6.750%	11/15/39	1,082	1,473,243
ConocoPhillips,
Gtd. Notes, 144A
4.875%	10/01/47	1,640	2,127,248
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34	267	303,156
4.300%	11/15/44	942	1,130,132
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23(a)	777	804,517
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	1,035	1,297,719
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	09/18/23	1,124	1,209,977
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.875%	03/30/26	85	87,169
5.375%	03/30/28	1,395	1,427,651

A11

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22		962	$991,943
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		273	281,336
6.000%	02/01/31		273	281,586
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25		1,007	1,111,662
4.750%	04/19/27		500	560,859
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31		1,101	1,116,487
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.264%(s)	10/10/36		2,985	1,640,776
6.450%	09/15/36		30	37,764
6.950%	07/01/24		1,699	1,915,423
Ovintiv Exploration, Inc.,
Gtd. Notes
5.375%	01/01/26		1,431	1,615,962
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34		896	1,209,263
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.093%	01/15/30(a)		320	338,299
5.600%	01/03/31		961	1,042,357
6.625%	01/16/34	GBP	1,104	1,717,416
7.375%	01/17/27		896	1,078,819
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	577	661,887
6.350%	02/12/48		1,117	939,942
6.490%	01/23/27		2,782	2,940,912
6.500%	03/13/27		459	484,480
6.500%	01/23/29		875	898,983
6.840%	01/23/30		286	294,429
7.690%	01/23/50		339	320,681
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	1,578	1,846,874
Qatar Petroleum (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26		1,876	1,862,486
3.125%	07/12/41		926	926,799
Range Resources Corp.,
Gtd. Notes
9.250%	02/01/26		1,175	1,281,212
				44,435,287
Oil & Gas Services — 0.1%
Cameron International Corp.,
Gtd. Notes
5.950%	06/01/41		2,150	2,746,216
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals — 2.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	1,988	$2,152,097
4.500%	05/14/35	5,477	6,546,929
4.550%	03/15/35	4,006	4,791,121
4.700%	05/14/45	2,816	3,476,042
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	02/15/29	424	394,823
5.250%	01/30/30	1,667	1,554,090
5.250%	02/15/31(a)	1,053	968,811
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	3,032	3,349,384
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.125%	06/15/39	535	639,078
4.250%	10/26/49	1,125	1,395,875
4.625%	05/15/44	1,092	1,406,686
5.000%	08/15/45	493	662,550
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27	2,732	2,981,925
Sr. Unsec’d. Notes
3.200%	03/15/40	3,420	3,505,644
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	6,693	7,197,071
4.300%	03/25/28	677	771,970
5.125%	07/20/45	1,025	1,320,267
5.300%	12/05/43	352	462,405
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	06/30/28	388	277,510
Sec’d. Notes, 144A
9.500%	07/31/27(a)	308	308,493
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	970	989,602
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31	600	630,075
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	3,443	4,211,293
Viatris, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40	865	927,801
4.000%	06/22/50	1,402	1,490,193
			52,411,735
Pipelines — 2.0%
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes, 144A
4.600%	12/15/44	128	152,574

A12

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	1,745	$1,820,711
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	1,789	1,860,446
Sr. Unsec’d. Notes
4.950%	06/15/28	1,562	1,794,045
6.250%	04/15/49	2,776	3,653,393
Enterprise Products Operating LLC,
Gtd. Notes
5.950%	02/01/41	875	1,188,543
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	2,345	2,306,765
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50(a)	3,358	3,220,951
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50	4,101	4,371,422
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	1,379	1,542,143
4.875%	06/01/25	2,882	3,216,716
5.200%	03/01/47	158	191,795
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	1,858	2,528,979
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49	3,502	3,896,223
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.800%	09/15/30(a)	2,251	2,399,616
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30	1,724	1,766,857
7.500%	10/01/25	629	680,436
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	165	170,037
4.125%	08/15/31	165	172,434
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	185	213,226
5.450%	04/01/44	1,053	1,210,817
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.850%	03/01/48	90	110,004
4.900%	01/15/45	1,030	1,236,393
5.100%	09/15/45(a)	928	1,149,525
5.400%	03/04/44	1,092	1,378,515
			42,232,566
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) — 1.0%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		819	$883,018
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.700%	10/01/30		5,283	5,436,307
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26		1,803	1,960,476
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
0.993%	10/15/26	EUR	1,075	1,248,758
3.325%	03/24/25	EUR	1,639	2,063,141
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31(a)		3,559	3,593,693
Welltower, Inc.,
Sr. Unsec’d. Notes
3.100%	01/15/30		5,491	5,800,758
				20,986,151
Retail — 0.6%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		1,285	1,295,177
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		1,092	1,153,499
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28		4,706	5,322,594
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	1,257	1,446,946
6.250%	10/30/25	EUR	500	592,206
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	3,060	3,624,303
				13,434,725
Savings & Loans — 0.1%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22		1,899	1,952,948
Software — 0.0%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.675%	06/01/60		119	115,622
3.041%	03/17/62		564	593,639
				709,261
Telecommunications — 1.7%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27		2,185	2,354,816

A13

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33(a)	671	$660,239
3.500%	06/01/41	11,132	11,433,172
3.550%	09/15/55	109	107,467
3.650%	09/15/59	65	64,338
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25	1,429	1,450,756
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%
13.000%	12/31/25	1,093	1,100,568
Sr. Sec’d. Notes, 144A
8.750%	05/25/24	980	1,015,622
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	465	489,514
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25	1,000	1,169,066
7.875%	09/15/23	5,272	5,891,945
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	02/15/29	1,653	1,669,675
Sr. Sec’d. Notes
3.000%	02/15/41	861	834,843
3.300%	02/15/51	1,041	1,009,013
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.400%	03/22/41	4,611	4,811,584
4.522%	09/15/48	885	1,083,282
			35,145,900
Transportation — 0.0%
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	304	356,356

Total Corporate Bonds (cost $709,127,856)			750,762,826
Municipal Bonds — 1.8%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	345	391,699
Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	1,345	1,751,378
California — 0.4%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	2,675	4,301,427
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
5.716%	07/01/39	810	$1,128,767
Los Angeles Department of Water & Power, Water System Revenue,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39	2,675	3,549,431
			8,979,625
Illinois — 0.3%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,625	2,434,754
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	3,855	4,046,516
			6,481,270
Maryland — 0.1%
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.888%	07/01/43	1,205	1,686,735
Missouri — 0.0%
University of Missouri,
Revenue Bonds, BABs
5.792%	11/01/41	220	323,081
New Jersey — 0.2%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	956	1,524,552
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	587	959,551
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	1,050	1,412,828
			3,896,931
New York — 0.2%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	725	923,143
New York City Water & Sewer System,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	1,090	1,668,332
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	1,055	1,425,748
			4,017,223
North Carolina — 0.2%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, Series 2011-02, Class A3, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.925%(c)	07/25/36	3,224	3,233,877

A14

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Ohio — 0.2%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	2,275	$3,292,562
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	273	382,842
Revenue Bonds, BABs, Series B
5.511%	12/01/45	700	988,113
			1,370,955
Texas — 0.0%
City of San Antonio TX Electric & Gas Systems Revenue,
Taxable, Revenue Bonds
4.427%	02/01/42	695	851,062
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	610	786,851

Total Municipal Bonds (cost $31,255,963)			37,063,249
Residential Mortgage-Backed Securities — 8.4%
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%
0.276%(c)	03/27/36	570	566,894
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
0.216%(c)	02/27/37	525	519,456
Banc of America Funding Trust,
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
1.653%(c)	09/26/45	224	225,958
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.686%(c)	04/25/28	589	589,542
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.536%(c)	04/25/29	314	314,071
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.186%(c)	07/25/29	533	533,334
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.686%(c)	07/25/29	1,475	1,479,411
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.486%(c)	10/25/29	854	854,055
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.086%(c)	10/25/29	3,060	3,060,968
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)
3.286%(c)	08/26/30	332	335,402
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.086%(c)	08/26/30	715	$729,704
Series 2020-03A, Class M1A, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.086%(c)	10/25/30	551	552,624
Series 2020-03A, Class M1B, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.936%(c)	10/25/30	555	563,485
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
3.786%(c)	10/25/30	720	755,869
Series 2020-04A, Class M2A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.686%(c)	06/25/30	376	375,810
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
3.686%(c)	06/25/30	736	743,928
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
2.050%(c)	09/12/26^	6,400	6,400,000
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.837%(c)	08/29/22	12,987	12,995,144
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
2.922%(cc)	09/25/47	468	452,419
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
2.236%(c)	09/25/31	910	915,141
Credit Suisse Mortgage Trust,
Series 2020-RPL5, Class A1, 144A
3.023%(cc)	08/25/60	610	618,499
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.886%(c)	04/25/29	414	415,203
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)
4.086%(c)	10/25/30	433	434,267
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 0.000%)
4.586%(c)	10/25/30	635	641,406
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
2.200%(c)	10/25/33	995	1,005,242
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
2.750%(c)	10/25/33	1,538	1,576,709
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.486%(c)	05/25/30	652	661,179

A15

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.050%(c)	11/25/50	1,135	$1,192,463
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
5.186%(c)	06/25/50	309	322,818
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.086%(c)	06/25/50	357	358,963
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
6.086%(c)	08/25/50	2,233	2,373,247
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
3.836%(c)	08/25/50	551	555,783
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
4.850%(c)	10/25/50	954	1,018,650
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
2.850%(c)	10/25/50	665	673,373
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
3.686%(c)	07/25/50	1,427	1,440,240
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.336%(c)	09/25/50	453	475,692
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
3.236%(c)	09/25/50	180	181,264
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
3.550%(c)	10/25/33	1,502	1,573,377
Freddie Mac REMICS,
Series 4646, Class HV
3.500%	11/15/36	3,034	3,060,537
GCAT LLC,
Series 2019-04, Class A1, 144A
3.228%	11/26/49	4,357	4,377,116
GS Mortgage-Backed Securities Trust,
Series 2019-SL01, Class A1, 144A
2.625%(cc)	01/25/59	3,430	3,469,920
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.226%(c)	01/26/37	483	480,177
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.226%(c)	10/26/36	287	285,433
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.226%(c)	10/26/36	1,106	1,080,880
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.736%(c)	05/25/29	209	$209,386
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.686%(c)	10/25/30	204	204,145
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
3.336%(c)	10/25/30	803	810,970
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)
4.236%(c)	10/25/30	600	611,490
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59	923	926,635
Series 2019-PR01, Class A1, 144A
3.858%	09/25/59	8,051	8,118,270
Series 2020-SL01, Class A, 144A
2.734%	01/25/60	1,279	1,289,651
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.686%(c)	09/15/22	29,570	29,691,647
Series 2021-09, Class A1X, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.286%(c)	11/15/21	8,000	7,989,798
Series 2021-10, Class A1X, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.586%(c)	02/22/23	10,000	10,020,286
Series 2021-EBO03, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.836%(c)	03/31/23	9,010	9,041,602
Series 2021-EBO03, Class A2, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.836%(c)	03/31/23	10,400	10,435,195
Series 2021-EBO06, Class A1X, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.686%(c)	02/16/22	10,590	10,602,617
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.636%(c)	07/25/28	171	171,439
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.486%(c)	07/25/29	61	60,909
Oaktown Re V Ltd. (Bermuda),
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.486%(c)	10/25/30	124	123,592
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
3.686%(c)	10/25/30	675	686,812

A16

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.736%(c)	06/25/57		481	$481,430
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
3.902%(c)	12/25/22		4,885	4,903,596
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
2.988%(c)	02/27/24		8,411	8,584,826
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.486%(c)	03/25/28		19	19,237
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)
2.786%(c)	03/25/28		260	262,127
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.286%(c)	06/25/29		56	55,589
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.086%(c)	10/25/30		100	99,848
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.600%)
4.686%(c)	10/25/30		934	939,266
Retiro Mortgage Securities DAC (Ireland),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)
1.453%(c)	07/30/75	EUR	3,422	3,949,288
Station Place Securitization Trust,
Series 2021-08, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.883%(c)	06/20/22		4,519	4,523,582

Total Residential Mortgage-Backed Securities (cost $174,745,880)				176,048,886
Sovereign Bonds — 2.8%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.500%(cc)	07/09/30		457	167,520
2.000%(cc)	01/09/38		336	130,043
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		827	821,154
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		1,782	1,911,953
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	546	608,952
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27		428	480,817
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
6.000%	07/19/28		726	$818,693
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/16/26	EUR	705	820,720
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	408	695,838
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
3.125%	09/21/51		920	907,639
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	1,038	1,214,391
1.450%	09/18/26	EUR	741	891,598
3.375%	07/30/25	EUR	928	1,193,193
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	2,762	3,777,613
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24		1,856	1,908,888
2.625%	04/20/22		2,078	2,104,535
Kingdom of Belgium Government International Bond (Belgium),
Notes, 144A
8.875%	12/01/24		1,338	1,664,112
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36(a)		868	1,155,419
Province of Quebec (Canada),
Unsec’d. Notes, Series A, MTN
7.140%	02/27/26		1,923	2,380,745
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.817%	03/14/49		635	818,202
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	3,193	5,447,129
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		9,217	11,580,944
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
2.375%	04/19/27	EUR	765	963,371
3.875%	10/29/35	EUR	437	567,502
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	420	545,426
4.125%	03/11/39	EUR	1,342	1,735,526
4.375%	08/22/23		820	874,270
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	484	553,800
3.125%	05/15/27	EUR	526	669,614
Sr. Unsec’d. Notes, 144A
2.125%	12/01/30		2,279	2,134,109
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		800	811,884

A17

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.250%	12/23/23		940	$1,000,038
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
8.994%	02/01/24		510	561,077
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	2,516	2,698,048
7.750%	09/01/22		847	881,025
8.994%	02/01/24		1,529	1,682,130
9.750%	11/01/28		1,071	1,257,139

Total Sovereign Bonds (cost $54,940,082)				58,435,057
U.S. Government Agency Obligations — 8.0%
Federal Home Loan Mortgage Corp.
2.500%	09/01/29		90	95,176
2.500%	03/01/30		468	492,521
2.500%	05/01/51		2,741	2,838,533
3.000%	05/01/29		410	435,056
3.000%	09/01/46		2,901	3,065,414
3.500%	09/01/42		261	284,019
4.000%	11/01/37		416	451,168
4.000%	09/01/40		1,322	1,456,121
4.000%	11/01/40		1,070	1,183,264
4.000%	12/01/40		738	814,001
4.000%	01/01/44		273	300,787
4.000%	01/01/44		284	313,152
4.000%	06/01/48		156	166,622
4.000%	07/01/48		1,768	1,897,569
4.500%	12/01/40		449	502,122
4.500%	07/01/41		1,003	1,121,347
4.500%	03/01/42		820	918,658
4.500%	06/01/44		664	737,475
6.250%	07/15/32(k)		2,968	4,300,375
6.750%	03/15/31		2,185	3,170,809
Federal Home Loan Mortgage Corp., MTN
2.654%(s)	12/14/29		1,311	1,135,714
Federal National Mortgage Assoc.
2.000%	TBA		35,000	35,031,445
2.000%	02/01/51		489	491,041
2.500%	TBA		4,000	4,116,406
2.500%	06/01/28		367	385,978
2.500%	08/01/28		128	133,774
2.500%	09/01/28		187	195,887
2.500%	05/01/51		9,078	9,409,365
3.000%	02/01/31		596	628,618
3.000%	01/01/32		103	108,837
3.000%	07/01/43		110	117,321
3.000%	08/01/43		169	180,272
3.000%	11/01/43		2,238	2,387,889
3.000%	12/01/47		2,297	2,442,974
3.500%	04/01/32		812	869,168
3.500%	05/01/42		320	346,951
3.500%	05/01/42		447	488,036
3.500%	05/01/42		469	508,823
3.500%	07/01/42		835	900,515
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	09/01/42	1,148	$1,249,486
3.500%	09/01/42	6,352	6,917,493
3.500%	02/01/47	887	945,624
4.000%	09/01/40	681	752,974
4.000%	12/01/43	44	47,911
4.000%	07/01/47	2,221	2,432,735
4.000%	09/01/47	762	821,114
4.000%	10/01/47	2,596	2,850,217
4.000%	11/01/47	641	706,365
4.000%	10/01/48	95	102,299
4.000%	11/01/48	589	642,331
4.500%	05/01/39	786	880,246
4.500%	12/01/40	1,172	1,308,956
4.500%	06/01/48	1,230	1,329,375
4.500%	01/01/49	490	529,610
6.250%	05/15/29(k)	4,302	5,791,440
6.625%	11/15/30(k)	1,067	1,521,652
7.125%	01/15/30	787	1,131,205
Freddie Mac Coupon Strips
3.221%(s)	07/15/32	465	369,148
Government National Mortgage Assoc.
2.500%	TBA(tt)	14,500	14,968,418
2.500%	05/20/51	15,321	15,811,053
3.500%	09/15/41	83	89,554
3.500%	11/15/41	2	2,545
3.500%	11/15/41	47	50,650
3.500%	01/15/42	13	14,130
3.500%	02/15/42	60	63,730
3.500%	03/15/42	7	7,376
3.500%	03/15/42	177	189,929
3.500%	05/15/42	61	65,980
3.500%	06/15/42	39	41,548
3.500%	07/15/42	19	20,171
3.500%	07/15/42	39	41,276
3.500%	07/15/42	93	100,395
3.500%	07/15/42	123	132,258
3.500%	08/15/42	14	15,430
3.500%	01/15/43	37	39,444
3.500%	02/15/43	59	62,977
3.500%	04/15/43	215	230,775
3.500%	05/15/43	6	6,300
3.500%	05/15/43	8	8,492
3.500%	05/15/43	21	22,707
3.500%	05/15/43	40	45,087
3.500%	05/20/43	1,731	1,870,852
3.500%	07/15/43	182	205,180
3.500%	10/15/43	37	41,606
3.500%	11/15/43	8	8,083
3.500%	12/15/43	235	264,107
3.500%	01/15/44	50	53,981
3.500%	08/20/48	2,868	3,027,764
3.500%	09/20/48	4,809	5,081,850
4.000%	01/20/40	262	287,632
4.000%	10/20/40	225	245,761
4.000%	02/20/41	302	331,590
4.000%	12/20/46	1,218	1,304,387
4.000%	07/20/47	115	122,740

A18

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	12/20/47	592	$634,181
4.000%	01/20/48	3,962	4,243,743
4.500%	05/20/40	705	779,595
4.500%	12/20/40	735	816,843
4.500%	11/20/46	215	239,286
4.500%	08/20/48	1,036	1,109,437
Tennessee Valley Authority Generic Strips, Bonds
2.705%(s)	09/15/30	1,492	1,228,533
2.898%(s)	03/15/33	328	249,199

Total U.S. Government Agency Obligations (cost $164,901,152)			168,929,959
U.S. Treasury Obligations — 3.1%
U.S. Treasury Bonds
2.250%	05/15/41(h)(k)	14,232	14,803,504
2.500%	02/15/46(h)	3,590	3,883,370
3.125%	02/15/43(h)	372	443,261
U.S. Treasury Notes
1.125%	02/29/28	39	38,762
2.125%	05/15/25	4,225	4,441,531
2.250%	11/15/27(k)	3,507	3,729,475
2.625%	03/31/25(k)	7,165	7,653,116
2.875%	05/15/28(k)	3,023	3,335,692
U.S. Treasury Strips Coupon
1.417%(s)	02/15/38	2,779	1,996,646
1.498%(s)	08/15/41(k)	15,494	10,082,600
2.339%(s)	08/15/44	2,508	1,512,932
2.363%(s)	11/15/44	601	361,516
2.365%(s)	05/15/45	2,835	1,689,704
2.377%(s)	08/15/45	1,041	616,793
2.387%(s)	05/15/43	3,142	1,953,440
2.415%(s)	11/15/40	4,702	3,122,606
2.426%(s)	05/15/44	5,403	3,293,297
2.429%(s)	02/15/43	155	96,790
U.S. Treasury Strips Principal
2.035%(s)	11/15/44	3,464	2,124,000

Total U.S. Treasury Obligations (cost $66,113,034)			65,179,035

Total Long-Term Investments (cost $2,021,886,248)			2,090,045,858

	Shares
Short-Term Investments — 5.1%
Affiliated Mutual Funds — 5.1%
PGIM Core Ultra Short Bond Fund(wa)	89,046,269	89,046,269
PGIM Institutional Money Market Fund (cost $16,786,065; includes $16,785,274 of cash collateral for securities on loan)(b)(wa)	16,827,944	16,817,848

Total Affiliated Mutual Funds (cost $105,832,334)		105,864,117
Value

Options Purchased*~ — 0.0%
(cost $49,932)	$15,196

Total Short-Term Investments (cost $105,882,266)	105,879,313

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—104.8% (cost $2,127,768,514)	2,195,925,171
Options Written*~ — (0.0)%
(premiums received $99,704)	(60,986)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—104.8% (cost $2,127,668,810)	2,195,864,185

Liabilities in excess of other assets(z) — (4.8)%	(100,099,444)

Net Assets — 100.0%	$2,095,764,741

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BROIS	Brazil Overnight Index Swap
BUBOR	Budapest Interbank Offered Rate
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
COOIS	Colombia Overnight Interbank Reference Rate
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
iTraxx	International Credit Derivative Index
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MTN	Medium Term Note

A19

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
NSA	Non-Seasonally Adjusted
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
WIBOR	Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6,402,431 and 0.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,387,429; cash collateral of $16,785,274 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $1,677,820. The aggregate value of $1,720,798 is 0.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 14,500,000 is 0.7% of net assets.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.36.V1, 06/20/26	Call	Barclays Bank PLC	10/20/21	0.38%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	11,880		$5
CDX.NA.IG.36.V1, 06/20/26	Call	Goldman Sachs International	10/20/21	0.38%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	11,880		5
CDX.NA.HY.37.V1, 12/20/26	Put	Barclays Bank PLC	10/20/21	$104.00	CDX.NA.HY.37.V1(Q)	5.00%(Q)	6,950		4,341
CDX.NA.IG.36.V1, 06/20/26	Put	Barclays Bank PLC	10/20/21	0.53%	CDX.NA.IG.36.V1(Q)	1.00%(Q)	11,880		6,280
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	10/20/21	0.55%	CDX.NA.IG.36.V1(Q)	1.00%(Q)	11,880		4,565
Total Options Purchased (cost $49,932)									$15,196
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.36.V1, 06/20/26	Call	Barclays Bank PLC	10/20/21	0.48%	CDX.NA.IG.36.V1(Q)	1.00%(Q)	11,880	$(7,062)
A20

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.36.V1, 06/20/26	Call	Goldman Sachs International	10/20/21	0.48%	CDX.NA.IG.36.V1(Q)	1.00%(Q)		11,880	$(7,062)
CDX.NA.HY.37.V1, 12/20/26	Put	Barclays Bank PLC	11/17/21	$107.00	5.00%(Q)	CDX.NA.HY.37.V1(Q)		6,950	(38,401)
CDX.NA.IG.36.V1, 06/20/26	Put	Barclays Bank PLC	10/20/21	0.70%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		11,880	(1,277)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	10/20/21	0.75%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		11,880	(1,001)
GS_21-PJA††^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)		36,170	(5,355)
iTraxx.XO.35. V1,06/20/26	Put	Barclays Bank PLC	10/20/21	5.00%	5.00%(Q)	iTraxx.XO.35.V1(Q)	EUR	4,290	(828)
Total Options Written (premiums received $99,704)									$(60,986)
††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,520	5 Year U.S. Treasury Notes	Dec. 2021	$309,310,319	$(1,869,253)
303	10 Year U.S. Ultra Treasury Notes	Dec. 2021	44,010,750	(1,002,574)
668	20 Year U.S. Treasury Bonds	Dec. 2021	106,358,125	(2,486,984)
868	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	165,842,250	(5,888,572)
				(11,247,383)
Short Positions:
1,782	2 Year U.S. Treasury Notes	Dec. 2021	392,137,454	248,524
311	5 Year Euro-Bobl	Dec. 2021	48,608,107	263,432
152	10 Year Euro-Bund	Dec. 2021	29,900,072	511,147
718	10 Year U.S. Treasury Notes	Dec. 2021	94,495,535	649,715
266	Euro Schatz Index	Dec. 2021	34,572,728	26,333
				1,699,151
				$(9,548,232)
Forward foreign currency exchange contracts outstanding at September 30, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/04/21	Barclays Bank PLC	GBP	17,758	$24,266,888	$23,927,773	$—	$(339,115)
Euro,
Expiring 10/04/21	HSBC Bank PLC	EUR	110,098	128,990,975	127,542,743	—	(1,448,232)
Expiring 10/04/21	Morgan Stanley & Co. International PLC	EUR	1,376	1,612,074	1,593,451	—	(18,623)
				$154,869,937	$153,063,967	—	(1,805,970)

A21

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/04/21	BNP Paribas S.A.	GBP	17,758	$24,331,156	$23,927,773	$403,383	$—
Expiring 11/02/21	Barclays Bank PLC	GBP	17,758	24,267,900	23,928,637	339,263	—
Euro,
Expiring 10/04/21	BNP Paribas S.A.	EUR	111,474	130,864,816	129,136,194	1,728,622	—
Expiring 11/02/21	HSBC Bank PLC	EUR	110,098	129,062,319	127,611,464	1,450,855	—
				$308,526,191	$304,604,068	3,922,123	—
						$3,922,123	$(1,805,970)
Credit default swap agreements outstanding at September 30, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA††	10/14/21	0.250%(M)	36,170	*	$7,786	$(2,585)	$10,371	Goldman Sachs International
††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Note	12/20/22	0.250%(Q)	EUR	6,935	$(7,182)	$(20,916)	$13,734	Barclays Bank PLC
United Mexican States	06/20/23	1.000%(Q)		1,710	(19,183)	4,317	(23,500)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		1,685	(18,902)	10,781	(29,683)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		565	(6,338)	4,048	(10,386)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		565	(6,338)	3,717	(10,055)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		565	(6,338)	1,342	(7,680)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		290	(3,253)	732	(3,985)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)		400	(5,709)	2,174	(7,883)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)		355	(5,067)	1,611	(6,678)	Citibank, N.A.
					$(78,310)	$7,806	$(86,116)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co. (The)	12/20/21	1.000%(Q)	13,800	0.362%	$24,000	$16,451	$7,549	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	3,955	2.018%	(67,603)	(45,835)	(21,768)	Credit Suisse International
Petroleos Mexicanos	06/20/23	1.000%(Q)	1,425	2.018%	(24,357)	(31,970)	7,613	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	1,405	2.018%	(24,015)	(37,838)	13,823	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	470	2.018%	(8,033)	(12,971)	4,938	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	470	2.018%	(8,033)	(12,736)	4,703	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	470	2.018%	(8,033)	(10,594)	2,561	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	240	2.018%	(4,102)	(5,381)	1,279	Citibank, N.A.
A22

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Credit default swap agreements outstanding at September 30, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	12/20/24	1.000%(Q)	400	2.723%	$(21,252)	$(24,603)	$3,351	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	355	2.723%	(18,861)	(21,581)	2,720	Citibank, N.A.
State of Illinois	06/20/24	1.000%(Q)	1,610	0.789%	9,551	(11,099)	20,650	Citibank, N.A.
					$(150,738)	$(198,157)	$47,419

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date		Value at September 30, 2021		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.37.V1	12/20/26	1.000%(Q)	106,520		$(2,642,150)		$(2,576,243)		$65,907
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at September 30, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
3,520	01/12/26	2.185%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(203,578)	$(203,578)
3,000	01/13/31	2.229%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(213,154)	(213,154)
9,050	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(642,035)	(642,035)
A23

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Inflation swap agreements outstanding at September 30, 2021 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements (cont’d):
2,800	04/07/31	2.469%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(117,103)	$(117,103)
				$—	$(1,175,870)	$(1,175,870)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at September 30, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	47,377	01/02/25	5.902%(T)	1 Day BROIS(2)(T)	$—	$(727,179)	$(727,179)
BRL	37,800	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(670,368)	(670,368)
BRL	41,428	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(737,036)	(737,036)
BRL	13,907	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	(117,741)	(117,741)
BRL	15,722	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	(128,244)	(128,244)
BRL	15,171	01/04/27	6.845%(T)	1 Day BROIS(2)(T)	—	(425,070)	(425,070)
BRL	12,985	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(358,751)	(358,751)
BRL	23,425	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(648,597)	(648,597)
BRL	46,256	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(1,282,128)	(1,282,128)
BRL	12,873	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	(262,213)	(262,213)
CLP	16,140,000	01/25/26	1.634%(S)	1 Day CLOIS(2)(S)	—	(2,544,614)	(2,544,614)
COP	8,418,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	(51,568)	(51,568)
COP	5,947,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	(133,276)	(133,276)
COP	4,161,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	(92,556)	(92,556)
GBP	3,270	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(103,656)	(57,445)	46,211
GBP	5,129	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(273,512)	(110,583)	162,929
GBP	2,931	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	17,168	17,168
GBP	1,290	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(100,646)	(39,600)	61,046
HUF	213,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	(79,608)	(79,608)
HUF	2,000,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	(742,899)	(742,899)
MXN	64,070	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(134)	(112,120)	(111,986)
MXN	94,700	01/12/28	5.020%(M)	28 Day Mexican Interbank Rate(2)(M)	(66)	(516,570)	(516,504)
MXN	13,030	01/03/31	5.550%(M)	28 Day Mexican Interbank Rate(2)(M)	(54)	(81,080)	(81,026)
MXN	34,660	01/13/31	5.460%(M)	28 Day Mexican Interbank Rate(2)(M)	(46)	(226,278)	(226,232)
MXN	131,800	01/15/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(169)	(865,808)	(865,639)
MXN	34,800	01/03/33	5.715%(M)	28 Day Mexican Interbank Rate(2)(M)	(58)	(243,845)	(243,787)
MXN	9,775	12/28/35	6.000%(M)	28 Day Mexican Interbank Rate(2)(M)	(60)	(75,574)	(75,514)
NZD	4,600	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	(149,393)	(149,393)
NZD	2,690	01/26/31	1.098%(S)	3 Month BBR(2)(Q)	—	(173,381)	(173,381)
NZD	4,580	03/22/31	1.920%(S)	3 Month BBR(2)(Q)	—	(79,172)	(79,172)
PLN	30,010	01/21/31	1.170%(A)	6 Month WIBOR(2)(S)	(25,494)	(599,864)	(574,370)
PLN	11,710	03/16/31	1.760%(A)	6 Month WIBOR(2)(S)	8,033	(83,828)	(91,861)
ZAR	78,500	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(20,785)	108,867	129,652
ZAR	42,100	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	1,002	79,080	78,078
ZAR	46,700	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(370)	126,324	126,694
ZAR	31,000	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(256)	91,803	92,059
ZAR	7,400	03/27/30	9.150%(Q)	3 Month JIBAR(2)(Q)	(133)	60,263	60,396
ZAR	15,700	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(60)	103,269	103,329
ZAR	36,000	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(634)	347,398	348,032
ZAR	129,800	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(3,227)	(84,585)	(81,358)
ZAR	7,200	08/03/30	7.030%(Q)	3 Month JIBAR(2)(Q)	(100)	(6,792)	(6,692)
ZAR	19,200	03/18/31	7.660%(Q)	3 Month JIBAR(2)(Q)	(392)	19,810	20,202
					$(520,817)	$(11,553,784)	$(11,032,967)

A24

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A25